MEZZANINE EQUITY - Company's Redeemable Convertible Preferred Shares activities (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	¥ 1,730,477,756
Accretion of redeemable convertible preferred shares	244,080,678
Conversion to ordinary shares	(1,500,748,518)	$ (229,999,773)
Ending balance			¥ 1,730,477,756
Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	1,700,726,187		1,045,164,575	¥ 573,857,116
Issuance of preferred shares				196,648,046
Payments of issuance cost				(6,913,310)
Accretion of redeemable convertible preferred shares			631,005,563	236,614,898
Accretion and modification of redeemable convertible preferred shares	(244,080,678)
Conversion to ordinary shares	(1,467,706,041)
Foreign currency translation adjustment	11,060,532		24,556,049	44,957,825
Ending balance			1,700,726,187	1,045,164,575
Series A-1 Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	17,959,327		16,359,651	14,421,687
Accretion of redeemable convertible preferred shares			1,315,008	1,167,825
Accretion and modification of redeemable convertible preferred shares	707,682
Conversion to ordinary shares	(18,780,954)
Foreign currency translation adjustment	113,945		284,668	770,139
Ending balance			17,959,327	16,359,651
Series B Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	483,612,008		239,225,246	126,523,152
Accretion of redeemable convertible preferred shares			237,680,316	102,470,738
Accretion and modification of redeemable convertible preferred shares	(68,419,392)
Conversion to ordinary shares	(418,336,891)
Foreign currency translation adjustment	3,144,275		6,706,446	10,231,356
Ending balance			483,612,008	239,225,246
Series C Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	327,278,389		178,003,498	120,091,743
Accretion of redeemable convertible preferred shares			144,659,627	49,981,880
Accretion and modification of redeemable convertible preferred shares	(49,340,009)
Conversion to ordinary shares	(280,068,866)
Foreign currency translation adjustment	2,130,486		4,615,264	7,929,875
Ending balance			327,278,389	178,003,498
Series C-1 Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	258,898,069		150,811,043	110,232,273
Accretion of redeemable convertible preferred shares			104,388,417	33,756,653
Accretion and modification of redeemable convertible preferred shares	(40,873,954)
Conversion to ordinary shares	(219,711,065)
Foreign currency translation adjustment	1,686,950		3,698,609	6,822,117
Ending balance			258,898,069	150,811,043
Series D Redeemable Convertible Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	612,978,394		460,765,137	202,588,261
Issuance of preferred shares				196,648,046
Payments of issuance cost				(6,913,310)
Accretion of redeemable convertible preferred shares			142,962,195	49,237,802
Accretion and modification of redeemable convertible preferred shares	(86,155,005)
Conversion to ordinary shares	(530,808,265)
Foreign currency translation adjustment	¥ 3,984,876		9,251,062	19,204,338
Ending balance			¥ 612,978,394	¥ 460,765,137